Convertible Notes and Convertible Notes - Related Parties - February 2025 Bridge Round Offering (Details) - February 2025 Offering $ in Millions	1 Months Ended
Feb. 28, 2025 USD ($) $ / shares Y item
Convertible Notes and Convertible Notes - Related Parties
Proceeds from convertible debt | $	$ 11.0
Number of warrants per unit | item	10
Exercise price of warrants exercisable	$ 2.24
Principal amount per unit	$ 1,000
Interest rate (in percentage)	8.00%
Debt instrument, Convertible, Conversion price	$ 7.91
Conversion price, percentage on issue price	75.00%
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	us-gaap:BlackScholesMertonModelMember
Stock price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	1.45
Exercise (Strike) price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	2.24
Time to maturity (years)
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input | Y	3.4
Annualized risk-free rate
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.042
Annualized volatility
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.513
Automatic conversion upon SPAC merger
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	75.00%
Threshold days after the lock up expiration	21 days
Floor price	$ 5
Threshold issuance of common and preferred shares | $	$ 50.0
Automatic conversion upon attaining threshold equity or equity linked financing
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	75.00%
Automatic conversion upon initial public offering
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	75.00%